UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09005

Name of Registrant:	Vanguard Massachusetts Tax-Exempt Funds
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: November 30

Date of reporting period: December 1, 2022—May 31, 2023

Item 1: Reports to Shareholders

Semiannual Report   |   May 31, 2023
Vanguard Massachusetts
Tax-Exempt Fund

Contents
About Your Fund’s Expenses	1
Financial Statements	4
Trustees Approve Advisory Arrangement	39
Liquidity Risk Management	41

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

Six Months Ended May 31, 2023
Massachusetts Tax-Exempt Fund	Beginning Account Value 11/30/2022	Ending Account Value 5/31/2023	Expenses Paid During Period
Based on Actual Fund Return	$1,000.00	$1,017.40	$0.65
Based on Hypothetical 5% Yearly Return	1,000.00	1,024.28	0.66
The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratio for that period is 0.13%. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (182/365).

Massachusetts Tax-Exempt Fund
Distribution by Stated Maturity
As of May 31, 2023
Under 1 Year	9.4%
1 - 3 Years	3.3
3 - 5 Years	4.3
5 - 10 Years	8.5
10 - 20 Years	37.5
20 - 30 Years	32.0
Over 30 Years	5.0
The table reflects the fund’s investments, except for short-term investments and derivatives.

Massachusetts Tax-Exempt Fund
Financial Statements (unaudited)
Schedule of Investments
As of May 31, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Tax-Exempt Municipal Bonds (98.7%)
Massachusetts (97.3%)
	Acton & Boxborough MA Regional School District GO	2.125%	3/1/43	150	102
	Andover MA GO	4.000%	11/15/33	560	580
	Andover MA GO	4.000%	11/15/34	455	470
	Ashland MA GO	3.000%	8/1/47	3,180	2,542
	Ashland MA GO	2.250%	5/15/51	1,930	1,184
	Ashland MA GO	3.000%	8/1/52	2,890	2,219
	Attleboro MA GO	2.625%	10/15/50	3,335	2,267
	Berkshire Wind Power Cooperative Corp. Electric Power & Light Revenue (Berkshire Wind Project)	5.000%	7/1/29	420	453
	Berkshire Wind Power Cooperative Corp. Electric Power & Light Revenue (Berkshire Wind Project)	5.000%	7/1/30	450	486
[1]	Billerica MA GO (School Project - Chapter 70B) TOB VRDO	4.000%	6/1/23	10,865	10,865
	Billerica MA GO BAN	4.000%	9/18/23	15,432	15,462
	Blue Hills Regional Technical High School District (School Project Loan-Chapter 70B) GO	3.375%	7/15/39	100	93
	Boston MA GO	5.000%	5/1/36	2,725	2,967
	Boston MA GO	5.000%	11/1/36	7,070	8,318
	Boston MA GO	5.000%	11/1/37	9,120	10,642
	Boston MA GO	5.000%	11/1/40	5,205	5,796
	Boston MA GO	5.000%	11/1/41	1,600	1,817
	Braintree MA GO	3.000%	6/1/34	1,810	1,721
	Braintree MA GO	3.000%	6/1/36	1,790	1,635
	Braintree MA GO	3.000%	6/1/37	395	353
	Braintree MA GO	3.375%	6/1/37	120	111
	Braintree MA GO	4.000%	6/1/42	625	624
	Bristol County MA GO	5.250%	6/1/45	4,405	4,888
	Bristol County MA GO	4.000%	6/1/51	9,485	9,247
	Bristol-Plymouth Regional Vocational Technical School District GO BAN	5.000%	2/28/24	10,000	10,097
	Brockton MA GO	4.000%	8/1/47	4,470	4,389
	Brockton MA GO	4.000%	8/1/52	7,290	7,086
	Brookline MA GO	2.000%	2/15/41	6,755	4,700
	Burlington MA GO	2.750%	1/15/41	600	485
	Burlington MA GO	2.750%	1/15/42	620	490
	Burlington MA GO	2.750%	1/15/43	635	492
	Burlington MA GO	2.750%	1/15/44	655	501
	Burlington MA GO	2.750%	1/15/46	1,360	1,006
	Burlington MA GO	2.750%	1/15/50	2,565	1,822

Massachusetts Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
California Housing Finance Agency Local or Guaranteed Housing Revenue	2.800%	12/1/46	1,995	1,429
Canton MA GO	2.500%	3/15/38	150	123
Cape Cod Regional Technical High School District (School Project Loan-Chapter 70B) GO	4.000%	11/15/31	485	503
Cape Cod Regional Technical High School District (School Project Loan-Chapter 70B) GO	4.000%	11/15/32	1,520	1,573
Central Berkshire MA Regional School District GO	3.000%	6/1/32	1,125	1,084
Central Berkshire MA Regional School District GO	3.000%	6/1/34	1,000	951
Central Berkshire MA Regional School District GO	3.000%	6/1/35	1,280	1,194
Central Berkshire MA Regional School District GO	3.000%	6/1/36	1,120	1,023
Chicopee MA GO	3.000%	8/15/35	380	353
Collegiate Charter School of Lowell Charter School Aid Revenue	5.000%	6/15/39	605	581
Collegiate Charter School of Lowell Charter School Aid Revenue	5.000%	6/15/49	3,250	2,960
Collegiate Charter School of Lowell Charter School Aid Revenue	5.000%	6/15/54	2,620	2,340
Commonwealth of Massachusetts Federal Highway Government Fund/Grant Revenue	5.000%	6/15/24	2,500	2,544
Commonwealth of Massachusetts Federal Highway Government Fund/Grant Revenue	5.000%	6/15/26	955	990
Commonwealth of Massachusetts GO	5.000%	5/1/25	1,610	1,666
Commonwealth of Massachusetts GO	5.000%	7/1/32	1,500	1,557
Commonwealth of Massachusetts GO	5.000%	7/1/32	3,000	3,167
Commonwealth of Massachusetts GO	4.000%	9/1/32	550	567
Commonwealth of Massachusetts GO	5.000%	7/1/33	5,500	5,803
Commonwealth of Massachusetts GO	4.500%	7/1/34	16,295	16,661
Commonwealth of Massachusetts GO	5.000%	7/1/35	5,000	5,249
Commonwealth of Massachusetts GO	5.000%	1/1/36	5,115	5,612
Commonwealth of Massachusetts GO	3.000%	3/1/36	1,160	1,065
Commonwealth of Massachusetts GO	5.000%	7/1/36	145	162
Commonwealth of Massachusetts GO	5.000%	7/1/36	5,795	6,062
Commonwealth of Massachusetts GO	4.000%	11/1/36	5,235	5,428
Commonwealth of Massachusetts GO	5.000%	12/1/36	3,070	3,224
Commonwealth of Massachusetts GO	5.000%	7/1/37	8,495	8,856
Commonwealth of Massachusetts GO	5.000%	1/1/38	1,205	1,286
Commonwealth of Massachusetts GO	5.000%	7/1/38	1,250	1,380
Commonwealth of Massachusetts GO	5.000%	1/1/39	1,500	1,620
Commonwealth of Massachusetts GO	3.250%	2/1/39	125	114
Commonwealth of Massachusetts GO	5.000%	5/1/39	610	661
Commonwealth of Massachusetts GO	3.000%	7/1/39	6,500	5,642
Commonwealth of Massachusetts GO	3.000%	11/1/39	3,505	3,037
Commonwealth of Massachusetts GO	5.000%	11/1/39	1,115	1,183
Commonwealth of Massachusetts GO	4.000%	2/1/40	5,000	5,038
Commonwealth of Massachusetts GO	4.000%	5/1/40	5,000	5,012
Commonwealth of Massachusetts GO	5.000%	7/1/40	200	219
Commonwealth of Massachusetts GO	3.000%	11/1/40	1,670	1,426
Commonwealth of Massachusetts GO	5.000%	11/1/40	1,145	1,212
Commonwealth of Massachusetts GO	3.000%	2/1/41	245	207
Commonwealth of Massachusetts GO	3.000%	11/1/41	4,500	3,795
Commonwealth of Massachusetts GO	4.000%	2/1/42	1,475	1,471
Commonwealth of Massachusetts GO	5.000%	4/1/42	8,650	9,064
Commonwealth of Massachusetts GO	5.250%	4/1/42	3,000	3,179
Commonwealth of Massachusetts GO	4.000%	5/1/42	685	683
Commonwealth of Massachusetts GO	3.000%	11/1/42	300	247
Commonwealth of Massachusetts GO	5.000%	11/1/42	1,860	1,962
Commonwealth of Massachusetts GO	2.500%	3/1/43	750	548
Commonwealth of Massachusetts GO	5.000%	5/1/43	1,970	2,115

Massachusetts Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Commonwealth of Massachusetts GO	5.250%	1/1/44	9,705	10,495
	Commonwealth of Massachusetts GO	5.000%	1/1/45	1,150	1,212
	Commonwealth of Massachusetts GO	5.000%	7/1/45	6,155	6,658
	Commonwealth of Massachusetts GO	5.000%	11/1/45	3,860	4,188
	Commonwealth of Massachusetts GO	5.000%	5/1/46	2,250	2,403
	Commonwealth of Massachusetts GO	3.000%	3/1/47	9,680	7,578
	Commonwealth of Massachusetts GO	3.000%	4/1/47	7,500	5,869
	Commonwealth of Massachusetts GO	5.250%	4/1/47	4,500	4,745
	Commonwealth of Massachusetts GO	3.000%	4/1/48	2,685	2,082
	Commonwealth of Massachusetts GO	3.000%	7/1/48	915	709
	Commonwealth of Massachusetts GO	5.000%	7/1/48	10,000	10,738
	Commonwealth of Massachusetts GO	5.000%	9/1/48	7,500	8,131
	Commonwealth of Massachusetts GO	5.000%	1/1/49	4,650	4,921
	Commonwealth of Massachusetts GO	3.000%	3/1/49	1,255	966
	Commonwealth of Massachusetts GO	3.000%	4/1/49	4,555	3,503
	Commonwealth of Massachusetts GO	2.750%	3/1/50	2,500	1,761
	Commonwealth of Massachusetts GO	2.000%	4/1/50	7,780	4,512
	Commonwealth of Massachusetts GO	5.000%	11/1/50	8,595	9,223
	Commonwealth of Massachusetts GO	2.125%	4/1/51	9,205	5,443
	Commonwealth of Massachusetts GO	5.000%	10/1/52	2,770	3,009
	Commonwealth of Massachusetts GO PUT	5.000%	6/1/23	5,000	5,000
[2]	Commonwealth of Massachusetts Hotel Occupancy Tax Revenue	5.500%	1/1/27	310	335
[2]	Commonwealth of Massachusetts Hotel Occupancy Tax Revenue	5.500%	1/1/28	3,470	3,835
[2,3]	Commonwealth of Massachusetts Hotel Occupancy Tax Revenue	5.500%	1/1/34	17,115	20,199
[2]	Commonwealth of Massachusetts Special Obligation Revenue	5.500%	1/1/25	275	283
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	4.000%	6/1/35	190	200
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	5.000%	6/1/37	8,500	9,538
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	3.000%	6/1/39	4,545	3,947
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	5.000%	6/1/41	7,900	8,353
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	5.000%	6/1/41	5,000	5,520
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	5.000%	6/1/42	14,000	14,692
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	5.000%	6/1/42	9,750	10,727
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	5.000%	6/1/43	420	461
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	5.250%	6/1/43	4,000	4,303
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	5.000%	6/1/48	1,100	1,159
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	5.000%	6/1/49	26,565	28,246
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	4.000%	6/1/50	11,060	10,781
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	5.000%	6/1/50	11,165	12,085
[1]	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue (Rail Enhancement Program) VRDO	4.150%	6/1/23	12,715	12,715
	Dedham MA GO	3.000%	6/1/32	890	873
	Dedham MA GO	3.000%	6/1/33	890	870
	Dedham MA GO	3.000%	6/1/34	890	859
	Dedham MA GO	3.000%	6/1/35	880	831

Massachusetts Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Dedham MA GO	3.000%	6/1/36	880	815
	Dennis & Yarmouth Regional School District GO	2.250%	10/1/46	3,615	2,363
	Easthampton MA GO	3.000%	6/1/37	1,190	1,065
	Easthampton MA GO	3.000%	6/1/38	1,895	1,674
	Easthampton MA GO	3.000%	6/1/39	70	61
[4]	Easton MA GO	5.000%	6/1/37	245	274
	Easton MA GO	2.000%	10/15/37	265	194
[4]	Easton MA GO	5.000%	6/1/38	830	922
	Easton MA GO	2.125%	10/15/38	1,155	847
[4]	Easton MA GO	5.000%	6/1/39	1,015	1,126
	Easton MA GO	2.250%	10/15/40	810	582
[4]	Easton MA GO	4.000%	6/1/41	1,090	1,090
	Easton MA GO	2.250%	10/15/41	615	434
	Easton MA GO	2.500%	10/15/46	2,000	1,378
	Fall River MA GO	3.000%	12/1/36	2,265	2,008
	Fall River MA GO	3.000%	12/1/37	2,335	2,045
	Fall River MA GO	2.500%	12/1/39	100	77
	Fall River MA GO	2.000%	12/1/40	155	105
	Fall River MA GO	2.000%	12/1/43	105	67
	Fall River MA GO BAN	4.000%	2/2/24	25,000	25,050
	Framingham MA GO	3.000%	12/15/35	900	830
	Framingham MA GO	2.000%	12/15/39	1,215	859
	Framingham MA GO	2.000%	12/15/40	1,235	854
	Framingham MA GO	2.000%	12/15/41	1,245	838
[4]	Gardner MA GO	2.000%	8/1/39	1,230	873
	Gardner MA GO	4.000%	1/15/45	1,650	1,606
[4]	Gardner MA GO	2.125%	8/1/46	1,160	732
	Gardner MA GO	4.125%	1/15/48	2,930	2,900
	Gloucester MA GO	2.000%	9/15/40	855	596
	Gloucester MA GO	2.125%	9/15/42	885	601
	Gloucester MA GO	2.125%	9/15/43	655	439
	Greater Fall River Vocational School District GO BAN	4.500%	12/1/23	25,000	25,072
	Groton MA GO BAN	4.000%	2/16/24	5,187	5,198
	Harvard MA GO	3.000%	8/15/35	1,260	1,185
	Hingham MA GO BAN	4.000%	2/16/24	5,543	5,564
	Lawrence MA GO	4.000%	2/1/35	2,390	2,502
	Lawrence MA GO	3.000%	2/1/49	3,790	2,906
	Lawrence MA GO	4.000%	6/1/49	1,800	1,766
	Lawrence MA GO	4.125%	6/1/51	2,165	2,155
	Lawrence MA GO	4.125%	6/1/52	2,175	2,160
	Leominster MA GO	4.000%	3/1/34	400	419
	Leominster MA GO	4.000%	3/1/36	675	695
	Leominster MA GO	3.000%	3/1/42	125	104
	Leominster MA GO	3.000%	3/1/52	4,000	3,011
	Leominster MA GO BAN	4.000%	2/2/24	7,565	7,577
	Lexington MA GO	3.125%	2/1/37	1,000	938
	Lexington MA GO	3.250%	2/1/38	1,410	1,321
	Lexington MA GO	3.625%	2/1/49	450	396
	Lincoln MA GO	3.125%	3/1/37	1,880	1,755
	Lincoln MA GO	3.250%	3/1/40	1,150	1,051
	Littleton MA GO	3.250%	6/15/38	205	191
	Longmeadow MA GO	4.000%	5/15/31	1,300	1,354
	Lowell MA GO	4.000%	9/1/30	1,935	2,029
	Lowell MA GO	3.000%	9/1/33	2,170	2,077
	Lowell MA GO	3.000%	9/1/34	2,215	2,097

Massachusetts Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Lowell MA GO	2.125%	9/1/42	1,040	706
	Lowell MA GO	2.125%	9/1/43	895	599
	Lowell MA GO	4.000%	8/1/47	4,855	4,767
	Ludlow MA GO	4.000%	2/1/29	725	749
	Ludlow MA GO	4.000%	2/1/30	855	883
	Ludlow MA GO	4.000%	2/1/31	685	705
	Ludlow MA GO	3.000%	2/1/49	250	192
	Marblehead MA GO	3.000%	8/1/39	500	440
	Massachusetts Bay Transportation Authority Sales Tax Revenue	0.000%	7/1/28	7,000	5,835
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/33	2,480	2,825
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/33	4,950	5,141
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.250%	7/1/33	4,500	5,294
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/34	105	119
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.250%	7/1/34	1,240	1,530
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.250%	7/1/34	210	259
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/35	1,270	1,357
	Massachusetts Bay Transportation Authority Sales Tax Revenue	4.000%	7/1/36	125	129
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/38	360	380
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/39	1,045	1,102
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/40	9,145	9,387
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/40	5,305	5,581
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/40	3,500	3,682
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/42	5,000	5,242
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/42	2,950	3,177
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/42	3,000	3,399
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/43	1,680	1,760
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/43	2,240	2,529
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/45	7,620	8,039
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/45	2,020	2,111
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/46	3,815	3,983
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/50	7,440	7,811
	Massachusetts Bay Transportation Authority Sales Tax Revenue	4.000%	7/1/51	14,155	13,708
	Massachusetts Bay Transportation Authority Sales Tax Revenue	4.000%	7/1/53	7,985	7,675
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.250%	7/1/53	5,000	5,612
	Massachusetts Bay Transportation Authority Sales Tax Revenue BAN	4.000%	5/1/25	9,000	9,152
	Massachusetts Bay Transportation Authority Sales Tax Revenue, Prere.	5.000%	7/1/24	2,660	2,706
	Massachusetts Bay Transportation Authority Special Assessment Revenue	5.000%	7/1/52	10,000	10,949
	Massachusetts Clean Water Trust Lease Revenue	5.000%	8/1/39	4,865	5,349
	Massachusetts Clean Water Trust Lease Revenue	3.000%	8/1/40	1,635	1,434
	Massachusetts Clean Water Trust Water Revenue	5.000%	2/1/40	2,540	2,833
	Massachusetts Clean Water Trust Water Revenue	5.000%	2/1/43	2,400	2,686
	Massachusetts Clean Water Trust Water Revenue (Unrefunded BAL-MWRA Program)	5.750%	8/1/29	190	190
[2]	Massachusetts Department of Transportation Highway Revenue	0.000%	1/1/25	5,035	4,735
[2]	Massachusetts Department of Transportation Highway Revenue	0.000%	1/1/28	7,110	5,991
	Massachusetts Development Finance Agency Charter School Aid Revenue	5.000%	7/1/27	3,025	3,040
	Massachusetts Development Finance Agency Charter School Aid Revenue	5.000%	4/15/33	1,590	1,601
	Massachusetts Development Finance Agency Charter School Aid Revenue	5.000%	7/1/37	1,260	1,260
	Massachusetts Development Finance Agency Charter School Aid Revenue	4.000%	11/1/46	2,500	2,245

Massachusetts Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/23	2,500	2,502
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/23	675	675
Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/24	990	993
Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/24	25	25
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/24	610	612
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/24	100	101
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/24	650	657
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/15/24	4,485	4,575
Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/24	185	187
Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/24	1,090	1,104
Massachusetts Development Finance Agency College & University Revenue	5.250%	10/1/24	500	502
Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/25	100	101
Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/25	2,580	2,603
Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/25	265	267
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/25	225	228
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/25	1,340	1,360
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/25	1,205	1,220
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/25	355	359
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/25	55	56
Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/26	1,240	1,268
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/26	550	563
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/26	1,190	1,216
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/26	175	183
Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/26	100	105
Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/27	2,160	2,233
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/27	775	802
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/27	1,550	1,604
Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/27	1,150	1,174
Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/28	1,875	1,909

Massachusetts Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/28	255	267
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/28	4,540	4,747
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/28	1,575	1,646
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/28	1,300	1,348
	Massachusetts Development Finance Agency College & University Revenue	5.500%	10/1/28	1,000	1,005
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/29	4,125	4,282
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/29	3,000	3,047
[5]	Massachusetts Development Finance Agency College & University Revenue	6.000%	5/15/29	1,400	1,557
	Massachusetts Development Finance Agency College & University Revenue	5.000%	6/1/29	1,945	2,012
	Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/29	340	329
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/29	2,120	2,201
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/29	1,200	1,266
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/29	1,820	1,863
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/29	40	42
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/30	210	217
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/30	3,120	3,170
	Massachusetts Development Finance Agency College & University Revenue	5.000%	6/1/30	2,040	2,118
	Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/30	355	341
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/30	3,500	3,633
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/30	715	754
	Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/30	165	166
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/30	750	765
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/30	1,080	1,128
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/31	500	515
	Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/31	370	353
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/31	440	456
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/31	1,235	1,286
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/31	635	647
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/32	1,500	1,554

Massachusetts Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/32	1,300	1,346
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/32	145	149
Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/32	465	467
Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/32	125	130
Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/32	500	523
Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/33	305	315
Massachusetts Development Finance Agency College & University Revenue	5.000%	6/1/33	105	114
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/33	1,615	1,670
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/33	3,000	3,157
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/33	770	786
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/33	1,265	1,421
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/15/33	6,620	7,040
Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/34	700	718
Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/34	1,000	1,014
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/34	2,000	2,066
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/34	2,390	2,511
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/34	500	524
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/34	2,070	2,111
Massachusetts Development Finance Agency College & University Revenue	4.000%	10/1/34	350	359
Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/35	1,000	1,030
Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/35	4,580	4,631
Massachusetts Development Finance Agency College & University Revenue	4.000%	6/1/35	2,300	2,166
Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/35	1,000	1,004
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/35	2,170	2,233
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/35	470	490
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/35	735	746
Massachusetts Development Finance Agency College & University Revenue	4.000%	10/1/35	350	355
Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/35	3,375	3,402
Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/35	570	589

Massachusetts Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/35	750	869
Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/36	630	646
Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/36	1,750	1,737
Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/36	1,750	1,819
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/36	3,065	3,140
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/36	1,160	1,174
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/36	485	502
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/15/36	5,660	6,875
Massachusetts Development Finance Agency College & University Revenue	4.000%	10/1/36	375	375
Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/36	2,420	2,453
Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/36	4,785	4,806
Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/36	2,330	2,671
Massachusetts Development Finance Agency College & University Revenue	5.250%	3/1/37	20	20
Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/37	1,230	1,202
Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/37	1,250	1,278
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/37	725	733
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/37	605	622
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/37	1,455	1,689
Massachusetts Development Finance Agency College & University Revenue	4.000%	10/1/37	3,095	2,845
Massachusetts Development Finance Agency College & University Revenue	4.000%	10/1/37	400	396
Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/38	1,000	952
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/38	340	349
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/38	755	868
Massachusetts Development Finance Agency College & University Revenue	4.000%	10/1/38	2,020	1,840
Massachusetts Development Finance Agency College & University Revenue	4.000%	10/1/38	700	685
Massachusetts Development Finance Agency College & University Revenue	5.375%	5/15/39	1,585	1,813
Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/39	2,985	2,727
Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/39	305	279
Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/39	735	692

Massachusetts Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/39	3,950	3,965
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/39	665	764
Massachusetts Development Finance Agency College & University Revenue	4.000%	10/1/39	400	388
Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/39	1,700	1,733
Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/40	145	147
Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/40	3,510	3,001
Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/40	1,000	932
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/40	150	154
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/40	535	614
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/15/40	19,420	22,481
Massachusetts Development Finance Agency College & University Revenue	4.000%	10/1/40	435	418
Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/40	4,790	4,865
Massachusetts Development Finance Agency College & University Revenue	4.000%	6/1/41	1,000	872
Massachusetts Development Finance Agency College & University Revenue	4.000%	10/1/41	925	874
Massachusetts Development Finance Agency College & University Revenue	3.000%	1/1/42	110	92
Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/42	300	298
Massachusetts Development Finance Agency College & University Revenue	5.250%	1/1/42	5,700	5,776
Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/42	990	976
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/42	7,000	7,393
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/42	200	200
Massachusetts Development Finance Agency College & University Revenue	5.000%	6/1/43	2,770	2,903
Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/43	2,000	1,860
Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/43	5,950	5,769
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/44	2,705	2,693
Massachusetts Development Finance Agency College & University Revenue	4.000%	9/1/44	400	373
Massachusetts Development Finance Agency College & University Revenue	4.000%	10/1/44	1,945	1,775
Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/45	100	81
Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/45	2,605	2,392
Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/45	750	753

Massachusetts Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Massachusetts Development Finance Agency College & University Revenue	4.000%	10/1/46	4,120	3,365
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/46	1,875	1,826
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/47	6,330	6,334
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/47	8,500	8,419
	Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/48	9,855	8,911
	Massachusetts Development Finance Agency College & University Revenue	4.000%	6/1/50	7,970	6,446
	Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/50	3,500	2,720
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/50	12,385	14,407
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/53	850	817
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/53	6,420	6,172
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/55	13,100	15,067
	Massachusetts Development Finance Agency College & University Revenue	4.000%	6/1/56	2,205	1,718
	Massachusetts Development Finance Agency College & University Revenue	5.450%	5/15/59	1,130	1,284
[6]	Massachusetts Development Finance Agency College & University Revenue	6.000%	5/15/59	6,075	7,078
	Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/59	16,765	17,402
	Massachusetts Development Finance Agency College & University Revenue (Suffolk University Project)	4.000%	7/1/46	4,050	3,477
	Massachusetts Development Finance Agency College & University Revenue (Suffolk University Project)	4.000%	7/1/51	6,060	5,037
[1]	Massachusetts Development Finance Agency College & University Revenue TOB VRDO	3.460%	6/1/23	12,795	12,795
	Massachusetts Development Finance Agency College & University Revenue, ETM	5.000%	1/1/24	80	81
	Massachusetts Development Finance Agency College & University Revenue, ETM	5.000%	1/1/25	275	282
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	705	706
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	2,500	2,502
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	12/1/23	425	424
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	985	998
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	4,020	4,067
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	725	731
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	815	824
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	12/1/24	440	437
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	1,650	1,687

Massachusetts Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	1,000	1,027
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	730	744
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	125	128
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	9/1/25	7,815	7,471
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	460	468
[1]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	1/1/26	1,180	1,159
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	500	518
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	1,150	1,185
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	1,175	1,214
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/26	1,200	1,252
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	485	497
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	2,235	2,309
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	1,885	1,969
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	1,900	1,967
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	3,960	4,099
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	1,630	1,699
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	525	533
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	400	412
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/27	1,400	1,481
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	505	523
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	3,485	3,650
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	740	784
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	1,550	1,602
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	1,370	1,422
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	3,000	3,126
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	1,500	1,612
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	2,120	2,182
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/28	775	829
[1]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	2,750	2,828

Massachusetts Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	12/1/28	535	559
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	110	119
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	600	635
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	1,565	1,621
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	255	265
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	3,100	3,223
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	1,055	1,102
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	465	516
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	8/15/29	1,860	1,927
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	12/1/29	560	584
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	1,795	1,899
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	3,520	3,803
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	3,450	3,589
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	2,470	2,582
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	1,350	1,472
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	705	730
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	8/15/30	2,525	2,617
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/30	1,000	1,095
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	12/1/30	290	302
[1]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	1/1/31	1,000	938
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	3,240	3,501
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	1,000	1,040
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	1,000	1,036
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	2,120	2,206
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	770	829
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	2,260	2,462
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	155	172
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	2,865	3,007
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	8/15/31	1,585	1,643

Massachusetts Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/31	600	664
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	7/1/32	8,000	8,094
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	3,000	3,111
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	1,000	1,089
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	1,000	1,034
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	1,200	1,248
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	2,505	2,696
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	8/15/32	445	461
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	9/1/32	500	505
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	12/1/32	975	1,031
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	1,690	1,838
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	1,000	1,034
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	310	320
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	650	706
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	500	524
[1]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/15/33	640	617
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	8/15/33	1,080	1,118
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	145	149
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	1,130	1,228
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	1,500	1,520
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	300	326
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	8/15/34	30	31
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	7/1/35	3,450	3,488
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/35	565	576
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/35	200	215
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	9/1/35	2,300	2,311
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	7/1/36	5,000	5,022
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	1,575	1,616
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	200	213

Massachusetts Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/15/36	470	436
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.625%	7/15/36	1,000	1,000
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/37	1,250	1,297
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/37	255	272
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/37	6,190	6,701
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/37	350	369
[4]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	3.000%	10/1/37	1,980	1,703
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/38	8,000	8,144
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/38	1,000	1,036
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/38	5,500	5,924
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/38	985	1,033
[4]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	3.000%	10/1/38	1,995	1,688
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/39	275	291
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/39	1,420	1,482
[4]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	3.000%	10/1/39	2,045	1,705
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	1/1/41	445	373
[1]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	1/1/41	485	407
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	7/1/41	13,210	12,847
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	7/1/41	2,500	2,431
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/41	710	716
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/41	1,850	1,869
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	12/1/41	17,895	18,386
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	12/1/42	485	418
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/43	5,000	5,188
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/43	2,180	2,262
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.750%	7/15/43	5,750	5,751
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	7/1/44	15,145	12,640
[4]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	3.000%	10/1/45	15,585	12,091
[4]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	10/1/45	7,800	7,339

Massachusetts Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	7/1/46	2,080	1,814
[1]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/15/46	1,150	985
[1]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.125%	11/15/46	5,435	5,476
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/47	4,650	3,676
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/47	1,860	1,918
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/48	4,480	4,615
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/48	6,500	6,696
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.250%	7/1/48	2,345	2,455
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/50	7,225	7,337
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	1/1/51	100	77
[1]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	1/1/51	520	401
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.375%	7/1/52	5,590	5,248
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.250%	7/1/52	7,500	7,800
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/53	4,230	4,343
[1]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/57	7,765	6,792
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue PUT	5.000%	1/30/25	1,000	1,023
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue PUT	5.000%	1/31/30	1,565	1,729
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue, Prere.	6.000%	7/1/23	2,215	2,219
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue, Prere.	5.250%	11/15/23	10	10
	Massachusetts Development Finance Agency Intergovernmental Agreement Revenue	3.000%	5/1/32	500	482
	Massachusetts Development Finance Agency Intergovernmental Agreement Revenue	3.000%	5/1/33	320	307
	Massachusetts Development Finance Agency Intergovernmental Agreement Revenue	3.000%	5/1/34	345	328
	Massachusetts Development Finance Agency Intergovernmental Agreement Revenue	3.000%	5/1/34	315	300
	Massachusetts Development Finance Agency Intergovernmental Agreement Revenue	5.000%	5/1/35	1,765	1,826
	Massachusetts Development Finance Agency Intergovernmental Agreement Revenue	3.000%	5/1/37	825	739
	Massachusetts Development Finance Agency Intergovernmental Agreement Revenue	3.000%	5/1/39	1,015	883
	Massachusetts Development Finance Agency Intergovernmental Agreement Revenue	3.000%	5/1/39	840	730
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue	4.000%	7/1/42	475	414
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue	4.000%	7/1/50	1,625	1,332

Massachusetts Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/54	7,350	6,563
[7]	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue PUT	5.000%	11/1/25	8,633	8,821
	Massachusetts Development Finance Agency Miscellaneous Revenue	5.000%	9/1/23	135	135
	Massachusetts Development Finance Agency Miscellaneous Revenue	5.000%	9/1/26	185	189
	Massachusetts Development Finance Agency Miscellaneous Revenue	5.000%	4/1/27	680	727
	Massachusetts Development Finance Agency Miscellaneous Revenue	5.000%	9/1/27	200	205
	Massachusetts Development Finance Agency Miscellaneous Revenue	5.000%	9/1/28	220	227
	Massachusetts Development Finance Agency Miscellaneous Revenue	5.000%	1/1/29	505	550
	Massachusetts Development Finance Agency Miscellaneous Revenue	5.000%	9/1/29	245	253
	Massachusetts Development Finance Agency Miscellaneous Revenue	5.000%	9/1/30	255	264
	Massachusetts Development Finance Agency Miscellaneous Revenue	5.000%	9/1/31	555	575
[6]	Massachusetts Development Finance Agency Miscellaneous Revenue	0.000%	1/1/32	1,630	1,207
	Massachusetts Development Finance Agency Miscellaneous Revenue	4.000%	1/1/32	1,500	1,554
[6]	Massachusetts Development Finance Agency Miscellaneous Revenue	0.000%	1/1/33	3,090	2,200
	Massachusetts Development Finance Agency Miscellaneous Revenue	4.000%	1/1/33	1,510	1,557
	Massachusetts Development Finance Agency Miscellaneous Revenue	4.000%	1/1/34	1,000	1,025
	Massachusetts Development Finance Agency Miscellaneous Revenue	5.000%	4/1/34	250	270
	Massachusetts Development Finance Agency Miscellaneous Revenue	4.000%	9/1/34	1,480	1,387
	Massachusetts Development Finance Agency Miscellaneous Revenue	4.000%	1/1/35	1,700	1,737
	Massachusetts Development Finance Agency Miscellaneous Revenue	5.000%	1/1/35	1,720	1,803
	Massachusetts Development Finance Agency Miscellaneous Revenue	5.000%	1/1/36	1,000	1,043
	Massachusetts Development Finance Agency Miscellaneous Revenue	4.000%	9/1/39	245	215
	Massachusetts Development Finance Agency Miscellaneous Revenue	4.000%	4/1/41	7,500	7,492
	Massachusetts Development Finance Agency Miscellaneous Revenue	4.000%	9/1/48	780	626
	Massachusetts Development Finance Agency Miscellaneous Revenue	3.000%	9/1/51	2,040	1,261
	Massachusetts Development Finance Agency Private Schools Revenue	5.000%	5/1/31	500	517
	Massachusetts Development Finance Agency Private Schools Revenue	5.000%	5/1/32	1,695	1,750
	Massachusetts Development Finance Agency Recreational Revenue	5.000%	7/1/34	1,040	1,079
	Massachusetts Development Finance Agency Recreational Revenue	5.000%	7/1/35	2,000	2,070

Massachusetts Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Massachusetts Development Finance Agency Recreational Revenue	4.000%	7/1/41	4,310	4,261
	Massachusetts Health & Educational Facilities Authority College & University Revenue	5.500%	6/1/35	2,955	3,562
[7]	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	6/1/26	29,645	29,950
[7]	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.300%	12/1/26	620	610
[7]	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.350%	6/1/27	2,170	2,151
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.050%	12/1/27	1,650	1,624
[7]	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	2.250%	12/1/32	940	817
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.800%	12/1/33	250	250
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.950%	6/1/34	550	555
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.950%	12/1/34	545	547
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	6/1/35	560	561
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	2.000%	12/1/35	175	139
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.050%	12/1/35	580	582
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	2.000%	12/1/36	125	97
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	2.000%	12/1/36	1,500	1,169
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	2.150%	12/1/36	355	277
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.450%	12/1/37	790	725
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.150%	12/1/37	600	593
[7]	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.600%	12/1/37	625	652
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.900%	12/1/37	3,340	3,502
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	12/1/38	445	433
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	2.350%	6/1/39	2,615	1,960
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	2.300%	12/1/40	500	352
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	2.300%	12/1/41	8,250	6,006
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.900%	12/1/42	500	458
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.350%	12/1/42	1,000	969
[7]	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.875%	12/1/42	2,300	2,400
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	5.150%	12/1/42	6,490	6,824
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.700%	12/1/43	1,500	1,520

Massachusetts Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.100%	12/1/44	1,000	783
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	6/1/47	3,695	3,541
[7]	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.750%	12/1/47	625	627
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	12/1/48	2,415	2,395
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.500%	12/1/48	1,460	1,458
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.900%	12/1/48	1,500	1,520
[7]	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.200%	12/1/49	2,810	2,147
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.400%	12/1/49	1,000	803
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	6/1/50	1,750	1,795
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	2.550%	12/1/50	100	64
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	12/1/50	2,260	2,173
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	12/1/50	1,295	1,242
[7]	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	12/1/50	2,500	1,785
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	12/1/50	825	816
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.200%	12/1/52	1,540	1,410
[7]	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.875%	12/1/52	1,240	1,219
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	5.500%	12/1/52	12,825	13,506
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.950%	12/1/53	2,500	2,518
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.250%	12/1/54	7,790	5,739
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.500%	12/1/54	5,000	3,883
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.300%	12/1/57	4,445	4,038
[7]	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	12/1/57	1,840	1,840
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.450%	12/1/58	1,000	944
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.700%	12/1/58	4,650	4,526
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.300%	12/1/59	10,000	7,294
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.400%	12/1/64	1,575	1,449
[7]	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	5.100%	6/1/65	3,430	3,442
[7]	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	5.250%	6/1/66	4,540	4,722
	Massachusetts Municipal Wholesale Electric Co. Electric Power & Light Revenue (Project 2015A)	5.000%	7/1/34	655	746

Massachusetts Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Massachusetts Municipal Wholesale Electric Co. Electric Power & Light Revenue (Project 2015A)	4.000%	7/1/35	650	662
	Massachusetts Municipal Wholesale Electric Co. Electric Power & Light Revenue (Project 2015A)	4.000%	7/1/36	600	604
	Massachusetts Municipal Wholesale Electric Co. Electric Power & Light Revenue (Project 2015A)	4.000%	7/1/37	1,055	1,057
	Massachusetts Municipal Wholesale Electric Co. Electric Power & Light Revenue (Project 2015A)	4.000%	7/1/38	750	752
	Massachusetts Municipal Wholesale Electric Co. Electric Power & Light Revenue (Project 2015A)	4.000%	7/1/39	600	600
	Massachusetts Municipal Wholesale Electric Co. Electric Power & Light Revenue (Project 2015A)	4.000%	7/1/40	1,000	992
	Massachusetts Municipal Wholesale Electric Co. Electric Power & Light Revenue (Project 2015A)	4.000%	7/1/41	1,000	986
	Massachusetts Municipal Wholesale Electric Co. Electric Power & Light Revenue (Project 2015A)	4.000%	7/1/46	2,000	1,914
	Massachusetts Municipal Wholesale Electric Co. Electric Power & Light Revenue (Project 2015A)	4.000%	7/1/51	2,165	2,052
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/36	500	565
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/37	1,060	1,109
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/37	1,845	2,060
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/37	850	949
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/38	1,000	1,112
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/38	600	667
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/39	700	776
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/39	670	742
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/40	500	552
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/40	615	679
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/41	500	550
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/44	5,000	5,347
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/46	4,340	4,698
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/49	10,690	11,327
[1]	Massachusetts School Building Authority Dedicated Sales Tax Revenue VRDO	4.050%	6/1/23	15,335	15,335
	Massachusetts School Building Authority Sales Tax Revenue	4.000%	11/15/35	6,500	6,608
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	11/15/35	2,500	2,644
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	11/15/36	3,680	3,877
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	8/15/37	14,000	14,442
	Massachusetts School Building Authority Sales Tax Revenue	3.000%	8/15/38	2,000	1,759
	Massachusetts School Building Authority Sales Tax Revenue	4.000%	2/15/43	10,750	10,633
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	2/15/44	5,765	6,142
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	8/15/45	120	129
	Massachusetts School Building Authority Sales Tax Revenue	5.250%	2/15/48	24,560	26,067
	Massachusetts School Building Authority Sales Tax Revenue	5.250%	2/15/48	5,110	5,424
	Massachusetts School Building Authority Sales Tax Revenue	3.000%	8/15/50	8,825	6,724
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	8/15/50	7,160	7,666
	Massachusetts State College Building Authority College & University Revenue	4.000%	5/1/30	730	769
	Massachusetts State College Building Authority College & University Revenue	4.000%	5/1/31	855	898
	Massachusetts State College Building Authority College & University Revenue	4.000%	5/1/34	675	704
	Massachusetts State College Building Authority College & University Revenue	4.000%	5/1/36	2,000	2,037
	Massachusetts State College Building Authority College & University Revenue	4.000%	5/1/36	570	590

Massachusetts Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Massachusetts State College Building Authority College & University Revenue	4.000%	5/1/37	775	783
	Massachusetts State College Building Authority College & University Revenue	4.000%	5/1/37	2,000	2,014
	Massachusetts State College Building Authority College & University Revenue	4.000%	5/1/37	630	642
	Massachusetts State College Building Authority College & University Revenue	4.000%	5/1/38	250	251
	Massachusetts State College Building Authority College & University Revenue	4.000%	5/1/39	2,000	2,002
[6]	Massachusetts State College Building Authority College & University Revenue	5.500%	5/1/39	3,475	4,140
	Massachusetts State College Building Authority College & University Revenue	4.000%	5/1/40	4,475	4,475
	Massachusetts State College Building Authority College & University Revenue	4.000%	5/1/40	600	600
	Massachusetts State College Building Authority College & University Revenue	2.000%	5/1/41	1,280	868
	Massachusetts State College Building Authority College & University Revenue	4.000%	5/1/41	1,500	1,497
	Massachusetts State College Building Authority College & University Revenue	4.000%	5/1/42	555	552
	Massachusetts State College Building Authority College & University Revenue	2.000%	5/1/43	1,335	882
	Massachusetts State College Building Authority College & University Revenue	2.125%	5/1/46	2,100	1,363
	Massachusetts State College Building Authority College & University Revenue	2.125%	5/1/51	3,810	2,303
	Massachusetts Transportation Trust Fund Metropolitan Highway System Highway Revenue	5.000%	1/1/33	795	878
	Massachusetts Transportation Trust Fund Metropolitan Highway System Highway Revenue	5.000%	1/1/33	305	339
	Massachusetts Transportation Trust Fund Metropolitan Highway System Highway Revenue	5.000%	1/1/35	2,145	2,360
[4]	Massachusetts Water Resources Authority Water Revenue	5.250%	8/1/25	5,000	5,221
	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/26	7,510	7,973
	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/26	2,240	2,378
	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/30	2,110	2,420
	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/30	4,335	4,682
	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/33	5,000	5,971
	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/34	1,000	1,189
	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/35	1,000	1,179
[4]	Massachusetts Water Resources Authority Water Revenue	5.250%	8/1/35	8,000	9,834
	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/36	750	874
[4]	Massachusetts Water Resources Authority Water Revenue	5.250%	8/1/36	1,530	1,881
	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/37	2,000	2,221
	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/37	1,000	1,150
[4]	Massachusetts Water Resources Authority Water Revenue	5.250%	8/1/37	2,000	2,458
	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/38	1,000	1,122
	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/38	1,000	1,143
[8]	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/39	7,600	8,374
	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/39	1,350	1,504
	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/39	2,000	2,276
	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/40	1,500	1,665
	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/40	4,000	4,392
	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/40	1,000	1,132
	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/41	800	885

Massachusetts Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/41	1,860	2,099
Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/42	380	415
Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/42	1,650	1,854
Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/43	5,000	5,308
Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/43	1,125	1,262
Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/44	220	239
Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/44	5,000	5,365
Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/45	5,330	5,787
Massachusetts Water Resources Authority Water Revenue	5.250%	8/1/48	3,850	4,351
Medford MA GO	3.000%	7/15/32	810	784
Medford MA GO	3.000%	7/15/33	830	795
Medford MA GO	3.000%	7/15/34	860	816
Medford MA GO	3.000%	7/15/35	885	823
Medford MA GO	3.000%	7/15/36	910	829
Middleborough MA GO	2.000%	10/1/39	1,450	1,036
Middleborough MA GO	2.000%	10/1/40	1,450	1,014
Middleborough MA GO	2.000%	10/1/41	1,450	987
Middleborough MA GO	2.250%	10/1/45	5,800	3,828
Middleborough MA GO	2.350%	10/1/49	5,050	3,232
Middleton MA GO	2.125%	12/15/42	2,635	1,814
Milford MA GO	2.250%	12/1/44	6,600	4,447
Milford MA GO	2.125%	12/1/48	4,000	2,461
Milford MA GO	2.500%	12/1/51	5,335	3,471
Millbury MA GO	4.000%	8/15/41	905	905
Millbury MA GO	4.000%	8/15/42	905	903
Millbury MA GO	4.000%	8/15/47	4,390	4,311
Minuteman Regional Vocational Technical School District GO	2.500%	1/15/43	20	15
Montague MA GO	2.375%	2/1/38	140	110
Natick MA GO	2.125%	8/1/38	100	77
Needham MA GO	3.000%	7/15/35	765	723
New Bedford MA GO	3.000%	3/1/34	335	319
New Bedford MA GO	3.000%	3/1/35	395	370
New Bedford MA GO	3.000%	3/1/37	235	211
New Bedford MA GO	3.250%	12/1/39	100	91
New Bedford MA GO	4.000%	9/1/40	1,460	1,465
New Bedford MA GO	4.000%	9/1/41	1,520	1,520
New Bedford MA GO	4.000%	9/1/42	1,565	1,561
New Bedford MA GO	4.000%	4/1/43	2,865	2,834
New Bedford MA GO	2.250%	9/1/43	825	569
New Bedford MA GO	3.250%	3/1/44	885	756
New Bedford MA GO	4.000%	4/1/48	4,820	4,737
New Bedford MA GO	4.000%	9/1/52	7,500	7,290
New Bedford MA GO	4.000%	4/1/53	3,955	3,835
North Middlesex Regional School District GO BAN	4.000%	2/2/24	19,532	19,598
Northeast Metropolitan Regional Vocational School District GO	4.000%	4/15/35	900	939
Northeast Metropolitan Regional Vocational School District GO	4.000%	4/15/36	935	966
Northeast Metropolitan Regional Vocational School District GO	4.000%	4/15/37	975	996
Northeast Metropolitan Regional Vocational School District GO	4.000%	4/15/38	1,015	1,030
Northeast Metropolitan Regional Vocational School District GO	4.000%	4/15/39	1,055	1,063
Northeast Metropolitan Regional Vocational School District GO	4.000%	4/15/40	1,095	1,098
Northeast Metropolitan Regional Vocational School District GO	4.000%	4/15/41	1,140	1,140
Northeast Metropolitan Regional Vocational School District GO	4.000%	4/15/42	1,185	1,182
Northeast Metropolitan Regional Vocational School District GO	3.000%	4/15/52	1,500	1,143
Norwood MA GO	4.000%	3/15/33	1,155	1,229
Norwood MA GO	3.000%	3/15/42	595	493

Massachusetts Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Norwood MA GO	4.000%	9/15/42	4,285	4,274
Norwood MA GO	4.000%	9/15/47	10,000	9,819
Orange MA GO	3.000%	6/1/36	400	365
Orange MA GO	3.000%	6/1/51	2,795	2,117
Palmer MA GO BAN	4.000%	11/30/23	770	772
Peabody MA GO	3.500%	7/1/37	115	108
Pittsfield MA GO	4.000%	12/1/47	1,390	1,365
Plymouth MA GO	3.000%	5/1/32	1,625	1,566
Plymouth MA GO	2.000%	5/1/34	1,000	834
Quincy MA GO	5.000%	6/1/32	275	322
Quincy MA GO	5.000%	7/1/32	450	527
Quincy MA GO	3.000%	6/1/33	1,330	1,276
Quincy MA GO	3.000%	6/1/34	1,360	1,293
Quincy MA GO	3.000%	7/1/34	200	190
Quincy MA GO	5.000%	6/1/36	750	849
Quincy MA GO	4.000%	6/1/37	500	509
Quincy MA GO	2.000%	7/1/37	170	127
Quincy MA GO	5.000%	9/15/37	600	672
Quincy MA GO	4.000%	6/1/38	500	506
Quincy MA GO	4.000%	9/15/38	715	724
Quincy MA GO	4.000%	6/1/39	500	504
Quincy MA GO	4.000%	6/1/40	750	753
Quincy MA GO	4.000%	9/15/40	650	652
Quincy MA GO	4.000%	6/1/41	260	260
Quincy MA GO	4.000%	9/15/41	355	355
Quincy MA GO	4.000%	6/1/42	390	389
Quincy MA GO	4.000%	9/15/42	275	274
Quincy MA GO	2.000%	1/15/46	3,000	1,833
Quincy MA GO	2.000%	6/1/46	2,155	1,322
Quincy MA GO	5.000%	6/1/47	6,000	6,772
Quincy MA GO	5.000%	6/1/50	2,000	2,155
Quincy MA GO	4.000%	7/1/51	1,000	975
Quincy MA GO	5.000%	7/1/51	1,500	1,615
Quincy MA GO BAN	4.000%	7/7/23	17,500	17,506
Quincy MA GO BAN	5.000%	1/12/24	15,000	15,164
Randolph MA GO	3.375%	9/15/35	830	814
Randolph MA GO	3.375%	9/15/36	785	748
Rowley MA GO	3.500%	7/15/43	1,625	1,467
Salem MA GO	3.000%	9/15/34	620	586
Salem MA GO	3.000%	9/15/35	585	542
Salem MA GO	3.000%	9/15/36	605	549
Salisbury MA GO	2.000%	8/1/28	400	364
Saugus MA GO	3.000%	9/15/32	800	774
Saugus MA GO	3.000%	9/15/33	980	938
Saugus MA GO	3.000%	9/15/35	135	125
Saugus MA GO	3.000%	9/15/36	1,500	1,361
Sharon MA GO	3.000%	2/15/32	2,040	1,968
Sharon MA GO	3.125%	2/15/37	155	137
Somerset MA GO	4.000%	4/1/40	1,815	1,812
Somerville MA GO	4.000%	6/1/31	730	784
Somerville MA GO	3.000%	6/1/32	1,050	1,029
Somerville MA GO	3.000%	6/1/33	750	733
Somerville MA GO	2.000%	6/1/40	1,755	1,243
Springfield MA GO	2.000%	9/1/34	100	82
Springfield MA GO	4.000%	3/1/39	965	972

Massachusetts Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Springfield MA GO	4.000%	3/1/40	1,400	1,404
	Springfield MA GO	4.000%	3/1/41	2,080	2,080
	Springfield MA GO	4.000%	3/1/42	1,155	1,152
[4]	Springfield MA GO	3.500%	3/1/47	210	182
[1]	Springfield MA GO TOB VRDO	4.150%	6/1/23	4,065	4,065
	Springfield MA Water & Sewer Commission Water Revenue	4.000%	4/15/30	150	158
	Springfield MA Water & Sewer Commission Water Revenue	4.000%	4/15/32	325	340
	Springfield MA Water & Sewer Commission Water Revenue	4.000%	4/15/33	350	364
	Springfield MA Water & Sewer Commission Water Revenue	4.000%	4/15/34	400	414
	Stoneham MA GO	2.500%	1/15/52	1,960	1,287
	Stoughton MA GO	3.000%	10/15/32	1,920	1,847
	Stoughton MA GO	3.000%	10/15/35	370	344
	Swampscott MA GO	3.000%	3/1/52	2,500	1,875
	Taunton MA GO	4.000%	8/15/31	915	955
	Taunton MA GO	4.000%	8/15/33	775	804
	Tewksbury MA GO	3.000%	6/1/33	2,720	2,609
	Tisbury MA GO	4.000%	3/15/40	1,070	1,074
	University of Massachusetts Building Authority College & University Revenue	5.000%	11/1/33	2,000	2,247
	University of Massachusetts Building Authority College & University Revenue	5.000%	11/1/33	335	385
	University of Massachusetts Building Authority College & University Revenue	5.000%	11/1/34	1,150	1,247
	University of Massachusetts Building Authority College & University Revenue	5.000%	11/1/34	345	394
	University of Massachusetts Building Authority College & University Revenue	5.000%	11/1/35	5,360	5,791
	University of Massachusetts Building Authority College & University Revenue	5.000%	11/1/35	3,035	3,370
	University of Massachusetts Building Authority College & University Revenue	5.000%	5/1/36	3,400	3,723
	University of Massachusetts Building Authority College & University Revenue	5.000%	11/1/38	3,790	4,053
	University of Massachusetts Building Authority College & University Revenue	5.000%	5/1/39	1,000	1,080
	University of Massachusetts Building Authority College & University Revenue	5.000%	11/1/40	24,430	25,291
	University of Massachusetts Building Authority College & University Revenue	4.000%	11/1/46	5,000	4,864
	University of Massachusetts Building Authority College & University Revenue	5.250%	11/1/47	17,870	19,042
	University of Massachusetts Building Authority College & University Revenue	5.000%	11/1/50	8,450	8,984
	University of Massachusetts Building Authority College & University Revenue	5.000%	11/1/52	19,000	20,130
	Upton MA GO	2.250%	8/15/46	150	98
	Wakefield MA GO	4.000%	9/15/47	3,095	3,081
	Watertown MA GO	5.000%	4/15/26	1,000	1,056
	Watertown MA GO	3.375%	4/15/42	100	90
	Webster Town MA GO (State Qualified School Project Loan)	5.000%	12/1/24	355	364
	West Springfield MA GO	2.000%	5/15/37	840	630
	West Springfield MA GO	2.000%	5/15/38	840	615
	West Springfield MA GO	2.000%	5/15/39	835	598
	West Springfield MA GO	2.000%	5/15/40	835	585
	West Springfield MA GO	2.000%	5/15/41	835	569
	West Springfield MA GO	2.125%	5/15/42	705	482
	West Springfield MA GO	2.125%	5/15/43	705	475

Massachusetts Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	West Springfield MA GO	2.250%	5/15/46	2,115	1,383
	Westwood MA GO	4.000%	8/15/52	4,605	4,507
	Weymouth MA GO	3.000%	9/15/37	140	125
	Weymouth MA GO	2.000%	9/15/40	505	350
	Weymouth MA GO	2.000%	9/15/45	2,355	1,466
	Weymouth MA GO	2.250%	9/15/50	5,000	3,077
	Worcester MA GO	3.000%	2/1/32	230	222
	Worcester MA GO	3.000%	2/1/33	2,155	2,070
[4]	Worcester MA GO	4.000%	2/1/33	4,900	5,160
[4]	Worcester MA GO	4.000%	2/1/35	4,325	4,503
[4]	Worcester MA GO	5.000%	2/15/37	2,000	2,234
	Worcester MA GO	2.250%	2/1/40	100	74
[4]	Worcester MA GO	4.000%	2/15/40	2,410	2,417
[4]	Worcester MA GO	2.000%	2/15/43	300	195
[4]	Worcester MA GO	2.500%	2/1/44	4,550	3,282
[4]	Worcester MA GO	2.000%	2/15/44	1,940	1,237
	Worcester MA GO	4.000%	6/1/44	535	526
[4]	Worcester MA GO	4.000%	2/15/45	1,635	1,610
[4]	Worcester MA GO	4.000%	2/15/46	1,005	988
	Worcester MA GO	4.000%	6/1/46	480	472
	Worcester MA GO	2.000%	2/1/48	3,140	1,916
	Worcester MA GO	2.000%	2/1/49	3,200	2,011
	Worcester MA GO	2.125%	2/1/50	3,325	2,036
					2,332,358
Guam (0.1%)
	Guam Miscellaneous Taxes Revenue	4.000%	1/1/42	315	276
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/23	1,000	1,002
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/25	745	754
					2,032
Puerto Rico (1.3%)
	Commonwealth of Puerto Rico GO	5.250%	7/1/23	2,982	2,985
	Commonwealth of Puerto Rico GO	0.000%	7/1/24	247	235
	Commonwealth of Puerto Rico GO	5.375%	7/1/25	3,563	3,639
	Commonwealth of Puerto Rico GO	5.625%	7/1/27	4,890	5,111
	Commonwealth of Puerto Rico GO	5.625%	7/1/29	2,665	2,823
	Commonwealth of Puerto Rico GO	5.750%	7/1/31	3,845	4,140
	Commonwealth of Puerto Rico GO	0.000%	7/1/33	686	402
	Commonwealth of Puerto Rico GO	4.000%	7/1/33	875	803
	Commonwealth of Puerto Rico GO	4.000%	7/1/35	293	262
	Commonwealth of Puerto Rico GO	4.000%	7/1/46	86	69
[1]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/30	1,110	1,127
[1]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/33	500	503
[1]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/33	500	503
	Puerto Rico Highway & Transportation Authority Highway Revenue	0.000%	7/1/32	279	177
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/24	279	267
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/27	1,281	1,077
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/29	377	289
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/31	2,065	1,430
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/40	3,885	3,599

Massachusetts Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.784%	7/1/58	3,000	2,756
				32,197
Total Tax-Exempt Municipal Bonds (Cost $2,506,782)				2,366,587
Total Investments (98.7%) (Cost $2,506,782)				2,366,587
Other Assets and Liabilities—Net (1.3%)				30,682
Net Assets (100%)				2,397,269
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2023, the aggregate value was $77,947,000, representing 3.3% of net assets.
2	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
3	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
4	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
5	Scheduled principal and interest payments are guaranteed by Ambac Assurance Corp.
6	Scheduled principal and interest payments are guaranteed by Assured Guaranty Corp.
7	Scheduled principal and interest payments are guaranteed by Federal Housing Authority.
8	Securities with a value of $562,000 have been segregated as initial margin for open futures contracts.
BAN—Bond Anticipation Note.
ETM—Escrowed to Maturity.
GO—General Obligation Bond.
Prere.—Prerefunded.
PUT—Put Option Obligation.
TOB—Tender Option Bond.
VRDO—Variable Rate Demand Obligation.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	September 2023	283	58,249	(155)
5-Year U.S. Treasury Note	September 2023	133	14,507	62
				(93)
Short Futures Contracts
Ultra Long U.S. Treasury Bond	September 2023	(45)	(6,159)	(79)
				(172)

See accompanying Notes, which are an integral part of the Financial Statements.

Massachusetts Tax-Exempt Fund
Statement of Assets and Liabilities
As of May 31, 2023

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value—Unaffiliated Issuers (Cost $2,506,782)	2,366,587
Investment in Vanguard	84
Receivables for Investment Securities Sold	11,677
Receivables for Accrued Income	36,260
Receivables for Capital Shares Issued	2,426
Variation Margin Receivable—Futures Contracts	86
Other Assets	24
Total Assets	2,417,144
Liabilities
Due to Custodian	213
Payables for Investment Securities Purchased	14,921
Payables for Capital Shares Redeemed	3,233
Payables for Distributions	1,373
Payables to Vanguard	135
Total Liabilities	19,875
Net Assets	2,397,269
At May 31, 2023, net assets consisted of:

Paid-in Capital	2,584,488
Total Distributable Earnings (Loss)	(187,219)
Net Assets	2,397,269

Net Assets
Applicable to 240,591,108 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	2,397,269
Net Asset Value Per Share	$9.96

See accompanying Notes, which are an integral part of the Financial Statements.

Massachusetts Tax-Exempt Fund
Statement of Operations

Six Months Ended May 31, 2023
($000)
Investment Income
Income
Interest	37,762
Total Income	37,762
Expenses
The Vanguard Group—Note B
Investment Advisory Services	60
Management and Administrative	1,312
Marketing and Distribution	102
Custodian Fees	10
Shareholders’ Reports	20
Trustees’ Fees and Expenses	1
Other Expenses	28
Total Expenses	1,533
Expenses Paid Indirectly	(9)
Net Expenses	1,524
Net Investment Income	36,238
Realized Net Gain (Loss)
Investment Securities Sold	(16,437)
Futures Contracts	(998)
Realized Net Gain (Loss)	(17,435)
Change in Unrealized Appreciation (Depreciation)
Investment Securities	20,942
Futures Contracts	43
Change in Unrealized Appreciation (Depreciation)	20,985
Net Increase (Decrease) in Net Assets Resulting from Operations	39,788

See accompanying Notes, which are an integral part of the Financial Statements.

Massachusetts Tax-Exempt Fund
Statement of Changes in Net Assets

	Six Months Ended May 31, 2023	Year Ended November 30, 2022
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	36,238	62,308
Realized Net Gain (Loss)	(17,435)	(28,981)
Change in Unrealized Appreciation (Depreciation)	20,985	(316,434)
Net Increase (Decrease) in Net Assets Resulting from Operations	39,788	(283,107)
Distributions
Total Distributions	(35,815)	(72,817)
Capital Share Transactions
Issued	338,337	1,413,753
Issued in Lieu of Cash Distributions	27,535	55,539
Redeemed	(281,239)	(1,581,007)
Net Increase (Decrease) from Capital Share Transactions	84,633	(111,715)
Total Increase (Decrease)	88,606	(467,639)
Net Assets
Beginning of Period	2,308,663	2,776,302
End of Period	2,397,269	2,308,663

See accompanying Notes, which are an integral part of the Financial Statements.

Massachusetts Tax-Exempt Fund
Financial Highlights
For a Share Outstanding Throughout Each Period	Six Months Ended May 31, 2023	Year Ended November 30,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$9.94	$11.41	$11.47	$11.16	$10.45	$10.74
Investment Operations
Net Investment Income[1]	.155	.263	.259	.286	.315	.322
Net Realized and Unrealized Gain (Loss) on Investments	.018	(1.427)	.026	.374	.711	(.290)
Total from Investment Operations	.173	(1.164)	.285	.660	1.026	.032
Distributions
Dividends from Net Investment Income	(.153)	(.261)	(.259)	(.285)	(.316)	(.322)
Distributions from Realized Capital Gains	—	(.045)	(.086)	(.065)	—	(.000)[2]
Total Distributions	(.153)	(.306)	(.345)	(.350)	(.316)	(.322)
Net Asset Value, End of Period	$9.96	$9.94	$11.41	$11.47	$11.16	$10.45
Total Return[3]	1.74%	-10.28%	2.53%	6.03%	9.91%	0.31%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,397	$2,309	$2,776	$2,494	$2,234	$1,805
Ratio of Total Expenses to Average Net Assets	0.13%[4]	0.13%[4]	0.13%	0.13%	0.13%	0.13%
Ratio of Net Investment Income to Average Net Assets	3.09%	2.54%	2.27%	2.55%	2.88%	3.04%
Portfolio Turnover Rate	41%	80%	37%	27%	31%	33%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Distribution was less than $.001 per share.
3	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
4	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.13%.

See accompanying Notes, which are an integral part of the Financial Statements.

Massachusetts Tax-Exempt Fund
Notes to Financial Statements
Vanguard Massachusetts Tax-Exempt Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended May 31, 2023, the fund’s average investments in long and short futures contracts represented 2% and 1% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.

Massachusetts Tax-Exempt Fund
4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended May 31, 2023, the fund did not utilize the credit facilities or the Interfund Lending Program.
6. Other: Interest income is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At May 31, 2023, the fund had contributed to Vanguard capital in the amount of

Massachusetts Tax-Exempt Fund
$84,000, representing less than 0.01% of the fund’s net assets and 0.03% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the six months ended May 31, 2023, custodian fee offset arrangements reduced the fund’s expenses by $9,000 (an annual rate of less than 0.01% of average net assets).
D.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of May 31, 2023, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Tax-Exempt Municipal Bonds	—	2,366,587	—	2,366,587
Derivative Financial Instruments
Assets
Futures Contracts[1]	62	—	—	62
Liabilities
Futures Contracts[1]	234	—	—	234
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
E.	As of May 31, 2023, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	2,507,670
Gross Unrealized Appreciation	9,990
Gross Unrealized Depreciation	(151,245)
Net Unrealized Appreciation (Depreciation)	(141,255)
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at November 30, 2022, the fund had available capital losses totaling $29,715,000

Massachusetts Tax-Exempt Fund
that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending November 30, 2023; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
F.	During the six months ended May 31, 2023, the fund purchased $945,118,000 of investment securities and sold $926,831,000 of investment securities, other than temporary cash investments.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended May 31, 2023, such purchases were $114,950,000 and sales were $160,590,000, resulting in net realized gain (loss) of $0; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
G.	Capital shares issued and redeemed were:

	Six Months Ended May 31, 2023	Year Ended November 30, 2022
	Shares (000)	Shares (000)
Issued	33,732	140,400
Issued in Lieu of Cash Distributions	2,749	5,337
Redeemed	(28,108)	(156,859)
Net Increase (Decrease) in Shares Outstanding	8,373	(11,122)
H.	Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia’s invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can,

Massachusetts Tax-Exempt Fund
therefore, increase volatility. Additional information regarding the fund's use of derivative(s) and the specific risks associated is described under significant accounting policies.
At May 31, 2023, one shareholder was a record or beneficial owner of 26% of the fund’s net assets. If this shareholder were to redeem its investment in the fund, the redemption might result in an increase in the fund’s expense ratio, cause the fund to incur higher transaction costs, or lead to the realization of taxable capital gains.
I.	Management has determined that no events or transactions occurred subsequent to May 31, 2023, that would require recognition or disclosure in these financial statements.

Trustees Approve Advisory Arrangement
The board of trustees of Vanguard Massachusetts Tax-Exempt Fund has renewed the fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Fixed Income Group. The board determined that continuing the fund’s internalized management structure was in the best interests of the fund and its shareholders.
The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.
The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.
In addition, the board received periodic reports throughout the year, which included information about the fund’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Portfolio Review Department’s ongoing assessment of the advisor.
Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.
Nature, extent, and quality of services
The board reviewed the quality of the fund’s investment management services over both the short and long term, and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Fixed Income Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.
The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.
Investment performance
The board considered the short- and long-term performance of the fund, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The board concluded that the performance was such that the advisory arrangement should continue.
Cost
The board concluded that the fund’s expense ratio was below the average expense ratio charged by funds in its peer group and that the fund’s advisory expenses were also below the peer-group average.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.
The benefit of economies of scale
The board concluded that the fund’s arrangement with Vanguard ensures that the fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.
The board will consider whether to renew the advisory arrangement again after a one-year period.

Liquidity Risk Management
Vanguard funds (except for the money market funds) have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each fund adopt a program that is reasonably designed to assess and manage the fund’s liquidity risk, which is the risk that the fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund.
Assessment and management of a fund’s liquidity risk under the Program take into consideration certain factors, such as the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.
The board of trustees of Vanguard Massachusetts Tax-Exempt Funds approved the appointment of liquidity risk management program administrators responsible for administering Vanguard Massachusetts Tax-Exempt Fund's Program and for carrying out the specific responsibilities set forth in the Program, including reporting to the board on at least an annual basis regarding the Program’s operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The board has reviewed the Program Administrator Report covering the period from January 1, 2022, through December 31, 2022 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the fund’s liquidity risk.

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This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.
You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.
You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.
© 2023 The Vanguard Group, Inc.
All rights reserved.
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Q1682 072023

Item 2: Code of Ethics.

Not applicable.

Item 3: Audit Committee Financial Expert.

Not applicable.

Item 4: Principal Accountant Fees and Services.

Not applicable.

Item 5: Audit Committee of Listed Registrants.

Not applicable.

Item 6: Investments.

Not applicable. The complete schedule of investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. There were no significant changes in the Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13: Exhibits.

(a)(1)	Not applicable.
(a)(2)	Certifications filed herewith.
(b)	Certifications filed herewith.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD MASSACHUSETTS TAX-EXEMPT FUNDS

BY:	/s/ MORTIMER J. BUCKLEY*

MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date: July 24, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD MASSACHUSETTS TAX-EXEMPT FUNDS

BY:	/s/ MORTIMER J. BUCKLEY*

MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date: July 24, 2023

VANGUARD MASSACHUSETTS TAX-EXEMPT FUNDS

BY:	/s/ CHRISTINE BUCHANAN*

CHRISTINE BUCHANAN
CHIEF FINANCIAL OFFICER

Date: July 24, 2023

* By:	/s/ Anne E. Robinson

Anne E. Robinson, pursuant to a Power of Attorney filed on July 21, 2023 (see File Number 33-53683) and to a Power of Attorney filed on March 29, 2023 (see File Number 2-11444), Incorporated by Reference.